Operating Lease - Summary Of Right-of-use Assets And Lease Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Assets and Liabilities, Lessee [Abstract]
Right-of-use assets	$ 1,653,733	$ 505,417
Lease liabilities-current	(303,851)	(294,028)
Lease liabilities-non-current	(1,274,314)	(172,070)
Total lease liabilities	$ (1,578,165)	$ (466,098)
Weighted-average remaining lease term	9 years 5 months 8 days	1 year 9 months
Weighted-average discount rate	3.92%	4.17%